Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current
Trade receivables, gross	¥ 1,549,462	$ 222,883	¥ 364,445
Less: Allowance for expected credit losses	(33,247)	(4,782)	(33,210)
Net trade receivables (Note 6.2)	1,516,215	218,101	331,235
Bill receivables	4,970,880	715,039	6,437,100
Total (Note 35, Note 36)	6,487,095	933,140	6,768,335
Current receivables from associates and joint ventures (trade)	125,489	18,051	243
Current receivables from associates and joint ventures (non-trade)	11,230	1,615	11,959
Current receivables from related parties (trade)	180,374	25,946	68,539
Current receivables from related parties (non-trade)	3,476	500	459
Bills receivable in transit	8,172	1,176	22,360
Grant receivables	62,000	8,919	0
Interest receivables	15,437	2,221	11,788
Others	34,326	4,937	29,663
Less: Impairment losses – other receivables	(5,754)	(828)	(6,231)
Other receivables carried at amortized cost (Note 34)	434,750	62,537	138,780
Tax recoverable	290,596	41,801	328,369
Advances paid to suppliers	81,861	11,775	66,474
Right of return assets	17,045	2,452	40,761
Net other receivables	824,252	118,565	574,384
Total trade and other receivables	¥ 7,311,347	$ 1,051,705	¥ 7,342,719